INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Investments

	As of December 31,
	2025	2024
Current
Mutual funds (1)	6,594	13,992
TOTAL	6,594	13,992
(1)Measured at fair value through profit or loss.

	As of December 31,
	2025	2024
Non current
Contribution to funds (2)	2,489	2,212
TOTAL	2,489	2,212
(2)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000. On December 29, 2023, the Company signed a new contribution agreement with Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 1,950. As of December 31, 2025 and 2024, the Company has invested 2,489 and 2,212, respectively.